Income Taxes - Summary of Tax Credit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income credit / (tax)
- Current year	$ (4,087)	$ 10,320	$ 8,228
- Prior years		(767)	1,030
Total current income credit / (tax)	(4,087)	9,553	9,258
Deferred income tax credit
- Current year	1,243	393	283
- Prior years	0	0	0
Total deferred income credit	1,243	393	283
Total income tax credit/(expense)	$ (2,844)	$ 9,946	$ 9,541